Long-Term Debt - Additional Information (Details) - USD ($)						12 Months Ended
	Nov. 15, 2021	Jun. 30, 2021	Jun. 14, 2021	Feb. 24, 2021	May 05, 2020	Dec. 31, 2023	Dec. 31, 2022	Nov. 10, 2023	Jun. 07, 2021
Short-Term Debt [Line Items]
Proceeds from issuance of long-term debt						$ 800,000	$ 348,760
Long term debt, Gross						4,357,201
Long term debt, current maturities						4,199,362	129,057
Long term debt, excluding current maturities						$ 95,982	2,652,611
Debt instrument, interest rate during period		12.00%
Debt instrument, maturity date						Jul. 06, 2024
Class of warrants or rights number of securities covered by warrants or rights						1,231,574
Gain (loss) on extinguishment of debt						$ (376,086)	0
Unamortized debt issuance expense						61,857
Amortization of debt issuance costs						$ 66,367	39,923
Bridge Loan [Member]
Short-Term Debt [Line Items]
Debt instrument face amount								$ 1,000,000
Debt instrument face amount with no interest rate								$ 200,000
Percentage of cash option value of debt instrument at the date maturity								120.00%
Cash option value of debt instrument at the date maturity								$ 240,000
Debt instrument convertible conversion price1								$ 2
Common stock shares issuable and convertible into shares of the company upon consummation of business combination						1,369,255
Long-term debt						$ 774,337
Debt instrument, unamortized discount (premium) and debt issuance costs, net						25,663
Amortization of debt issuance costs						$ 21,592
Convertable Note [Member]
Short-Term Debt [Line Items]
Class of warrants or rights number of securities covered by warrants or rights						60,329
Proceeds from convertible debt						$ 15,000,000
Debt instrument conversion price per share percentage						90.00%
Debt instrument, increase, accrued interest						$ 635,854
Gain (loss) on extinguishment of debt						$ 376,086
Commission paid for debt instrument						$ 20,000
Debt issuance costs, net						$ 32,828
Fair value of common stock covered by warrants or rights						156,505
US Capital Note [Member]
Short-Term Debt [Line Items]
Debt instrument, increase, accrued interest						50,037
Debt instrument interest expenses						340,758	326,255
Unamortized debt issuance expense						$ 36,194	$ 68,737
Common Stock [Member]
Short-Term Debt [Line Items]
Class of warrants or rights number of securities covered by warrants or rights						14,854
Excercise Price Range Three [Member]
Short-Term Debt [Line Items]
Class of warrants or rights number of securities covered by warrants or rights						10,329
Exercise price of warrants						$ 4.25
Excercise Price Range Three [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Class of warrants or rights number of securities covered by warrants or rights						10,329
Exercise price of warrants						$ 4.25
Excercise Price Range Four [Member]
Short-Term Debt [Line Items]
Class of warrants or rights number of securities covered by warrants or rights						494,525
Exercise price of warrants						$ 4
Excercise Price Range Four [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Class of warrants or rights number of securities covered by warrants or rights						4,525
Exercise price of warrants						$ 4
Convertible Promissory Note Agreement [Member] | US Capital Global QT Imaging LLC [Member]
Short-Term Debt [Line Items]
Payment as advance of debt instrument		$ 10,000,000
Fourth Amendment [Member] | US Capital Global QT Imaging LLC [Member] | Convertable Note [Member]
Short-Term Debt [Line Items]
Debt instrument outstanding						2,495,000
Fourth Amendment [Member] | US Capital Global QT Imaging LLC [Member] | US Capital Note [Member]
Short-Term Debt [Line Items]
Debt instrument outstanding						3,294,659	2,426,263
Paycheck Protection Program Loan [Member]
Short-Term Debt [Line Items]
Percentage of the loan and related interest was forgivable									100.00%
Interest expense for loan						$ 3,004	$ 4,305
Paycheck Protection Program Loan 1 [Member]
Short-Term Debt [Line Items]
Proceeds from issuance of long-term debt					$ 1,158,266
Long term debt, Gross						285,115
Debt instrument, periodic payment						$ 6,400
Debt instrument, interest rate, stated percentage						1.00%
Debt instrument, frequency of periodic payment						monthly
Debt instrument, date of first required payment						Aug. 05, 2021
Debt instrument face amount						$ 107,979	183,273
Long term debt, current maturities						76,058	75,294
Long term debt, excluding current maturities						31,921	107,979
Paycheck Protection Program Loan 1 [Member] | Principal amount of PPP Loan [Member]
Short-Term Debt [Line Items]
Debt instrument decrease forgiveness			$ 873,151
Paycheck Protection Program Loan 1 [Member] | Interest amount of PPP Loan [Member]
Short-Term Debt [Line Items]
Debt instrument decrease forgiveness			$ 9,823
Paycheck Protection Program Loan 2 [Member]
Short-Term Debt [Line Items]
Proceeds from issuance of long-term debt				$ 1,158,265
Long term debt, Gross						228,019
Debt instrument, periodic payment						$ 4,605
Debt instrument, interest rate, stated percentage						1.00%
Debt instrument, frequency of periodic payment						monthly
Debt instrument, date of first required payment						Dec. 27, 2021
Debt instrument face amount						$ 118,369	172,132
Long term debt, current maturities						54,308	53,763
Long term debt, excluding current maturities						$ 64,061	$ 118,369
Paycheck Protection Program Loan 2 [Member] | Principal amount of PPP Loan [Member]
Short-Term Debt [Line Items]
Debt instrument decrease forgiveness	$ 930,246
Paycheck Protection Program Loan 2 [Member] | Interest amount of PPP Loan [Member]
Short-Term Debt [Line Items]
Debt instrument decrease forgiveness	$ 6,822